UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                             FORM 13F

                       FORM 13F Cover Page



   Report for the Calendar Year or Quarter Ended June 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Arthur D. Charpentier

Address:  520 White Plains Road
          Suite 500
          Tarrytown, New York 10591


13F File Number:  28-6794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Arthur D. Charpentier
Title:
Phone:    (914) 467-5285


Signature, Place and Date of Signing:

/S/ Arthur D. Charpentier       Tarrytown, New York            August 1, 2002
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                      Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  10

Form 13F Information Table Value Total:  $138,631,869



List of Other Included Managers:         None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                                                    FORM 13F INFORMATION TABLE



Item 1:                            Item 2:        Item 3:     Item 4:      Item 5:     Item 6:     Item 7:      Item 8:

                                                                                                                  Voting Authority
                                                  CUSIP       Fair         Shares or   Investment  Managers     (a)      (b)    (c)
Name of Issuer                  Title of Class    Number      Mkt Value    Prin. Amt   Discretion  See Ins. V   Sole   Shared  None

C.H. Robinson Worldwide, Inc.    Common          12541W100   10,478,125     312,500    sole                   312,500
Capital One Finiancial Corp.     Common          14040H105   49,441,343     809,850    sole                   809,850
Certegy                          Common          156880106    7,566,729     203,900    sole                   203,900
Conseco Inc.                     Common          208464107    6,513,646   3,256,823    sole                 3,256,823
Equifax Inc.                     Common          294429105   11,028,150     408,450    sole                   408,450
Global Payments Inc              Common          37940X102   12,221,300     410,800    sole                   410,800
NDC Health Corporation           Common          639480102   14,884,650     533,500    sole                   533,500
Charles Schwab Corp.             Common          808513105   13,738,166   1,226,622    sole                 1,226,622
ServiceMaster                    Common          81760N109    8,513,260     620,500    sole                   620,500
State Street Corporation         Common          857477103    4,246,500      95,000    sole                    95,000

                                                            138,631,869




00429.0001 #341820